Goodwill and Intangible Assets (Details Narrative) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	10 Months Ended
	Apr. 14, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Mar. 14, 2023
Goodwill, Impairment Loss		$ 36,056	$ 36,056
Successor [Member]
Goodwill		$ 8,737	$ 8,737	$ 8,737	$ 8,737
Goodwill, Impairment Loss				$ 36,056
Down Payment	$ 85
Due to related parties					$ 226